Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2013
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

11.    Accrued Expenses and Other Current Liabilities

        The components of accrued expenses and other current liabilities are as follows at September 30:

	2013	2012
Accrued compensation and benefits	$53,491	$49,992
Accrued interest	47,041	29,358
Income taxes payable	6,128	9,416
Other	120,183	101,586

	$226,843	$190,352